STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

September 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - .8%
Aptiv	13,490	[a]	2,009,605
Harley-Davidson	19,220		703,644
The Goodyear Tire & Rubber Company	67,745	[a]	1,199,087
			3,912,336
Banks - 1.4%
MGIC Investment	58,220		870,971
New York Community Bancorp	107,380		1,381,981
Regions Financial	211,220		4,501,098
			6,754,050
Capital Goods - 8.9%
A.O. Smith	15,310		934,982
Acuity Brands	8,010		1,388,694
AGCO	19,100		2,340,323
Dover	11,240		1,747,820
EMCOR Group	12,410		1,431,866
Fastenal	21,275		1,098,003
Fortive	11,990		846,134
Fortune Brands Home & Security	25,990		2,324,026
Generac Holdings	6,060	[a]	2,476,540
Howmet Aerospace	31,060		969,072
Huntington Ingalls Industries	6,430		1,241,376
Lennox International	5,790		1,703,244
Masco	37,520		2,084,236
Parker-Hannifin	21,360		5,972,683
Pentair	25,100		1,823,013
Stanley Black & Decker	18,840		3,302,840
Terex	33,835		1,424,454
Textron	34,995		2,443,001
The Middleby	5,155	[a]	878,979
The Toro Company	9,235		899,581
Trane Technologies	14,400		2,486,160
United Rentals	3,990	[a]	1,400,211
W.W. Grainger	2,500		982,650
			42,199,888
Commercial & Professional Services - 1.2%
Booz Allen Hamilton Holding	17,460		1,385,451
Clean Harbors	19,735	[a]	2,049,874
Jacobs Engineering Group	6,840		906,505

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Commercial & Professional Services - 1.2% (continued)
ManpowerGroup	11,240		1,217,067
			5,558,897
Consumer Durables & Apparel - 3.8%
Brunswick	14,060		1,339,496
Deckers Outdoor	5,260	[a]	1,894,652
Hanesbrands	53,080		910,853
Mattel	65,965	[a]	1,224,310
Mohawk Industries	6,970	[a]	1,236,478
Peloton Interactive, Cl. A	13,910	[a]	1,210,866
Polaris	7,410		886,681
PulteGroup	44,650		2,050,328
Tapestry	55,600		2,058,312
Tempur Sealy International	22,230		1,031,694
Under Armour, Cl. A	87,245	[a]	1,760,604
Whirlpool	7,140		1,455,560
YETI Holdings	10,760	[a]	922,024
			17,981,858
Consumer Services - 2.6%
Chipotle Mexican Grill	1,570	[a]	2,853,506
Expedia Group	11,620	[a]	1,904,518
Norwegian Cruise Line Holdings	28,060	[a]	749,483
Planet Fitness, Cl. A	9,100	[a]	714,805
Royal Caribbean Cruises	12,750	[a]	1,134,113
Service Corp. International	39,110		2,356,769
Wyndham Hotels & Resorts	33,270		2,568,111
			12,281,305
Diversified Financials - 4.6%
Affiliated Managers Group	9,355		1,413,447
Ally Financial	16,310		832,626
Credit Acceptance	2,260	[a]	1,322,778
Discover Financial Services	24,030		2,952,085
Evercore, Cl. A	9,400		1,256,498
LPL Financial Holdings	13,215		2,071,583
MSCI	4,510		2,743,613
OneMain Holdings	24,100		1,333,453
Stifel Financial	32,835		2,231,467
Synchrony Financial	38,490		1,881,391
T. Rowe Price Group	20,070		3,947,769
			21,986,710
Energy - 3.7%
APA	42,770		916,561
ChampionX	35,380	[a]	791,097
Continental Resources	43,580		2,011,217
Hess	50,055		3,909,796

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Energy - 3.7% (continued)
Marathon Oil	328,390		4,489,091
Murphy Oil	79,615		1,987,987
Occidental Petroleum	75,430		2,231,219
ONEOK	25,785		1,495,272
			17,832,240
Food & Staples Retailing - .5%
The Kroger Company	54,920		2,220,416
Food, Beverage & Tobacco - 2.7%
Darling Ingredients	21,935	[a]	1,577,127
Kellogg	27,700		1,770,584
Pilgrim's Pride	76,485	[a]	2,224,184
The Hain Celestial Group	26,530	[a]	1,134,953
The Hershey Company	10,690		1,809,282
The J.M. Smucker Company	28,570		3,429,257
Tyson Foods, Cl. A	13,270		1,047,534
			12,992,921
Health Care Equipment & Services - 6.8%
Acadia Healthcare	17,000	[a]	1,084,260
Amedisys	7,780	[a]	1,159,998
AmerisourceBergen	9,610		1,147,915
Cerner	37,580		2,650,142
Chemed	5,490		2,553,509
DaVita	9,410	[a]	1,094,007
Dentsply Sirona	45,440		2,637,792
Hologic	26,430	[a]	1,950,798
ICU Medical	7,835	[a]	1,828,532
IDEXX Laboratories	8,090	[a]	5,031,171
Integra LifeSciences Holdings	22,680	[a]	1,553,126
McKesson	12,020		2,396,548
Teladoc Health	8,320	[a]	1,055,059
Veeva Systems, Cl. A	9,050	[a]	2,607,938
West Pharmaceutical Services	1,580		670,773
Zimmer Biomet Holdings	22,105		3,235,288
			32,656,856
Household & Personal Products - .4%
The Clorox Company	12,230		2,025,410
Insurance - 5.3%
Alleghany	2,485	[a]	1,551,659
American Financial Group	13,195		1,660,327
Arch Capital Group	56,640	[a]	2,162,515
Cincinnati Financial	15,360		1,754,419
Everest Re Group	11,475		2,877,700
Fidelity National Financial	21,310		966,195
First American Financial	19,210		1,288,031

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Insurance - 5.3% (continued)
Globe Life	26,735		2,380,217
Primerica	18,840		2,894,389
Reinsurance Group of America	20,975		2,333,678
The Hanover Insurance Group	13,370		1,733,019
The Hartford Financial Services Group	31,015		2,178,804
Unum Group	63,930		1,602,086
			25,383,039
Materials - 4.6%
Avery Dennison	7,555		1,565,472
CF Industries Holdings	50,230		2,803,839
Corteva	18,830		792,366
Crown Holdings	23,020		2,319,956
Eagle Materials	11,980		1,571,297
Ingevity	22,730	[a]	1,622,240
Minerals Technologies	18,990		1,326,262
Nucor	30,580		3,011,824
RPM International	13,765		1,068,852
The Mosaic Company	43,450		1,552,034
Westlake Chemical	21,950		2,000,523
WestRock	50,740		2,528,374
			22,163,039
Media & Entertainment - 5.8%
Discovery, Cl. A	27,760	[a]	704,549
DISH Network, Cl. A	15,695	[a]	682,105
Fox, Cl. A	62,680		2,514,095
Match Group	6,485	[a]	1,018,080
News Corporation, Cl. A	80,585		1,896,165
Omnicom Group	27,030		1,958,594
Pinterest, Cl. A	35,440	[a]	1,805,668
Playtika Holding	53,415	[a]	1,475,856
Roku	8,095	[a]	2,536,568
Sirius XM Holdings	275,210		1,678,781
Spotify Technology	7,500	[a]	1,690,050
Take-Two Interactive Software	14,145	[a]	2,179,320
The Interpublic Group of Companies	95,310		3,495,018
The New York Times Company, Cl. A	38,480		1,895,910
Yelp	29,145	[a]	1,085,360
Zillow Group, Cl. C	11,290	[a]	995,101
			27,611,220
Pharmaceuticals Biotechnology & Life Sciences - 6.4%
Agilent Technologies	33,100		5,214,243
Avantor	40,280	[a]	1,647,452
Bio-Rad Laboratories, Cl. A	3,370	[a]	2,513,851
Bruker	10,785		842,309

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 6.4% (continued)
Charles River Laboratories International	3,950	[a]	1,630,046
Incyte	23,220	[a]	1,597,072
IQVIA Holdings	12,410	[a]	2,972,691
Mettler-Toledo International	2,775	[a]	3,822,174
Novavax	3,560	[a]	738,024
PerkinElmer	15,680		2,717,187
Repligen	4,560	[a]	1,317,794
Royalty Pharma, CI. A	73,270		2,647,978
Sage Therapeutics	25,400	[a]	1,125,474
Seagen	9,000	[a]	1,528,200
			30,314,495
Real Estate - 8.6%
AvalonBay Communities	11,245	[b]	2,492,342
Boston Properties	9,445	[b]	1,023,366
CubeSmart	33,860	[b]	1,640,517
Extra Space Storage	17,860	[b]	3,000,301
First Industrial Realty Trust	110,260	[b]	5,742,341
Gaming & Leisure Properties	27,583	[b]	1,277,645
Kimco Realty	102,135	[b]	2,119,301
Mid-America Apartment Communities	36,575	[b]	6,830,381
National Retail Properties	61,670	[b]	2,663,527
PS Business Parks	13,385	[b]	2,097,965
Regency Centers	23,805	[b]	1,602,791
SBA Communications	6,470	[b]	2,138,788
Simon Property Group	22,890	[b]	2,975,013
SL Green Realty	6,710	[b]	475,336
Urban Edge Properties	53,630	[b]	981,965
Vornado Realty Trust	53,640	[b]	2,253,416
Weyerhaeuser	50,860	[b]	1,809,090
			41,124,085
Retailing - 4.9%
Advance Auto Parts	3,610		754,093
AutoZone	2,590	[a]	4,397,794
Best Buy	9,135		965,661
Dick's Sporting Goods	11,655		1,395,919
Dollar Tree	13,560	[a]	1,297,963
Etsy	5,235	[a]	1,088,671
Floor & Decor Holdings, Cl. A	8,110	[a]	979,607
Foot Locker	20,520		936,943
Kohl's	32,565		1,533,486
LKQ	37,920	[a]	1,908,134
O'Reilly Automotive	3,840	[a]	2,346,470
Ulta Beauty	7,285	[a]	2,629,302

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Retailing - 4.9% (continued)
Wayfair, Cl. A	4,890	[a]	1,249,444
Williams-Sonoma	10,950		1,941,763
			23,425,250
Semiconductors & Semiconductor Equipment - 3.1%
Enphase Energy	7,860	[a]	1,178,764
Entegris	5,680		715,112
Microchip Technology	16,620		2,551,004
ON Semiconductor	66,030	[a]	3,022,193
Qorvo	12,820	[a]	2,143,376
Skyworks Solutions	12,610		2,077,876
Teradyne	16,940		1,849,340
Xilinx	8,240		1,244,158
			14,781,823
Software & Services - 12.2%
ACI Worldwide	66,450	[a]	2,042,008
Alliance Data Systems	12,365		1,247,505
Aspen Technology	9,030	[a]	1,108,884
Cadence Design Systems	12,035	[a]	1,822,580
Concentrix	7,115		1,259,355
CrowdStrike Holdings, CI. A	10,900	[a]	2,679,002
Datadog, Cl. A	8,750	[a]	1,236,813
DocuSign	16,440	[a]	4,232,149
Dolby Laboratories, Cl. A	19,305		1,698,840
EPAM Systems	2,510	[a]	1,431,905
Fair Isaac	4,660	[a]	1,854,354
FLEETCOR Technologies	11,430	[a]	2,986,316
Gartner	12,750	[a]	3,874,470
HubSpot	2,930	[a]	1,980,944
Jack Henry & Associates	10,060		1,650,444
Manhattan Associates	5,330	[a]	815,650
Medallia	15,450	[a]	523,292
NortonLifeLock	42,460		1,074,238
Nuance Communications	22,220	[a]	1,222,989
Okta	3,370	[a]	799,836
Palantir Technologies, Cl. A	44,375	[a]	1,066,775
Palo Alto Networks	5,660	[a]	2,711,140
Paychex	9,030		1,015,424
Paycom Software	2,630	[a]	1,303,823
PTC	18,860	[a]	2,259,239
Qualys	12,205	[a]	1,358,294
Splunk	9,690	[a]	1,402,240
Synopsys	14,555	[a]	4,357,913
Teradata	31,010	[a]	1,778,423
The Trade Desk, Cl. A	38,710	[a]	2,721,313

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Software & Services - 12.2% (continued)
The Western Union Company		31,100		628,842
Verisign		10,300	[a]	2,111,603
				58,256,603
Technology Hardware & Equipment - 4.4%
Amphenol, Cl. A		71,690		5,249,859
Arista Networks		5,895	[a]	2,025,758
Avnet		41,540		1,535,734
CDW		12,005		2,185,150
Ciena		18,710	[a]	960,759
Corning		97,505		3,557,957
Keysight Technologies		14,870	[a]	2,442,992
Motorola Solutions		6,090		1,414,829
Zebra Technologies, Cl. A		3,385	[a]	1,744,697
				21,117,735
Transportation - 2.4%
Delta Air Lines		53,490	[a]	2,279,209
Kirby		26,750	[a]	1,282,930
Old Dominion Freight Line		18,710		5,350,686
United Airlines Holdings		50,770	[a]	2,415,129
				11,327,954
Utilities - 4.5%
ALLETE		34,045		2,026,358
Black Hills		24,740		1,552,682
DTE Energy		43,510		4,860,502
FirstEnergy		23,380		832,796
Hawaiian Electric Industries		37,855		1,545,620
IDACORP		34,000		3,514,920
MDU Resources Group		53,315		1,581,856
PPL		69,950		1,950,206
Public Service Enterprise Group		56,255		3,425,929
				21,290,869
Total Common Stocks (cost $388,813,626)				475,198,999
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,806,821)	0.06	1,806,821	[c]	1,806,821
Total Investments (cost $390,620,447)		100.0%		477,005,820
Liabilities, Less Cash and Receivables		(.0%)		(29,069)
Net Assets		100.0%		476,976,751

a Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

September 30, 2021 (Unaudited)

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	475,198,999	-	-	475,198,999
Investment Companies	1,806,821	-	-	1,806,821

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2021, accumulated net unrealized appreciation on investments was $86,385,373, consisting of $99,265,582 gross unrealized appreciation and $12,880,209 gross unrealized depreciation.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.